IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency (Percentages) (Details)	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	100.00%	100.00%
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	33.00%	32.00%
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	67.00%	68.00%
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	2.00%	1.00%
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	10.00%	9.00%
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	16.00%	16.00%
Corporate issuer obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	3.00%	3.00%
Corporate issuer obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	11.00%	11.00%
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	3.00%	3.00%
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	7.00%	8.00%
Canadian government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	13.00%	13.00%
National Housing Act mortgage backed securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	4.00%	4.00%
Provincial government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	8.00%	8.00%
U.S. federal agency obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	11.00%	11.00%
Other sovereign obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
% of total	12.00%	13.00%